Capitalised Costs Relating to Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Unproved properties	$ 4,740	$ 5,543	$ 5,531
Proved properties	62,567	60,431	58,824
Total costs	67,307	65,974	64,355
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(45,486)	(42,038)	(38,966)
Net capitalised costs	21,821	23,936	25,389
Australia [member]
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Unproved properties	10	94	338
Proved properties	16,258	16,190	15,523
Total costs	16,268	16,284	15,861
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(9,984)	(9,085)	(8,364)
Net capitalised costs	6,284	7,199	7,497
United States [member]
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Unproved properties	4,528	5,284	5,074
Proved properties	43,885	41,837	40,929
Total costs	48,413	47,121	46,003
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(33,437)	(30,969)	(28,664)
Net capitalised costs	14,976	16,152	17,339
Other countries [member]
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Unproved properties	202	165	119
Proved properties	2,424	2,404	2,372
Total costs	2,626	2,569	2,491
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(2,065)	(1,984)	(1,938)
Net capitalised costs	$ 561	$ 585	$ 553